Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of provisions and other current liabilities
The following table provides details related to Provisions and other current liabilities as of December 31, 2020 and 2019:

($ millions)	Note	2020	2019
Taxes other than income taxes		110	81
Restructuring provisions		10	28
Accrued expenses for goods and services received but not invoiced		61	79
Accruals for royalties		11	10
Accruals for deductions from revenue		217	212
Accruals for compensation and benefits including social security		352	382
Deferred income		110	97
Provisions for litigation and other legal matters	19	—	—
Accrued share-based payments		9	10
Accrued interest on financial debts		19	19
Contingent consideration	18	15	35
Other payables		80	85
Total provisions and other current liabilities		994	1,038

Disclosure of movement of accruals for deductions from revenue
The following table shows the movement of accruals for deductions from revenue:

($ millions)	2020	2019	2018
January 1	212	194	213
Additions	540	662	603
Payments/utilizations	(537)	(646)	(613)
Changes in offset against gross trade receivables	(2)	1	2
Currency translation effects	4	1	(11)
December 31	217	212	194

Disclosure of movement of restructuring provisions
The following table shows the movement of restructuring provisions:

($ millions)	2020	2019	2018
January 1	28	8	3
Additions	22	32	13
Cash payments	(40)	(10)	(7)
Releases	—	(2)	(2)
Currency translation effects	—	—	1
December 31	10	28	8